OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Operating segments [Line Items]
Total interest and valuation		$ 17,380,684	$ 16,116,500		$ 16,696,393	[1]
Interest income on loans and financial leases		16,628,320	15,566,424		15,984,301	[1]
Total Debt investments		1,042,185	601,374		859,731	[1]
Derivatives		(182,769)	(22,575)		(61,667)	[1]
Total liquidity operations		(107,052)	(28,723)		(85,972)	[1]
Interest expenses		(6,179,794)	(5,670,216)		(6,232,986)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		11,200,890	10,446,284		10,463,407	[1]
Total credit impairment charges, net		(3,411,121)	(3,843,072)		(3,461,617)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		7,789,769	6,603,212		7,001,790	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		0	0		0	[1]
Fee and commission income	[2]	4,578,972	3,994,259		3,621,114	[1]
Expenses for commissions		(1,553,239)	(1,213,056)		(1,075,115)	[1]
Total fees and commission income, net		3,025,733	2,781,203		2,545,999	[1]
Other operating income		1,535,247	1,251,567		1,553,737	[1]
Other operating expense		(169,060)	(106,384)		(148,841)
Dividends and net income on equity investments		380,599	294,030		290,642	[1]
Recovery (Impairment) charges on cash-generating unit			168,756		(173,339)	[1]
Total operating income, net		12,731,348	11,098,768		11,218,829	[1]
Operating expenses	[3]	(7,429,227)	(6,988,996)		(6,746,947)	[1]
Impairment, depreciation and amortization		(824,590)	(493,902)		(479,111)	[1]
Total operating expenses		(8,253,817)	(7,482,898)		(7,226,058)	[1]
Profit before tax		4,477,531	3,615,870		3,992,771	[1]
Banking Colombia
Operating segments [Line Items]
Total interest and valuation		12,970,741	12,215,644		12,995,017	[1]
Interest income on loans and financial leases		12,592,221	11,990,678		12,586,875	[1]
Total Debt investments		716,032	366,354		602,304	[1]
Derivatives		(172,399)	(17,023)		(54,156)	[1]
Total liquidity operations		(165,113)	(124,365)		(140,006)	[1]
Interest expenses		(4,408,233)	(4,194,772)		(4,791,976)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		8,562,508	8,020,872		8,203,041	[1]
Total credit impairment charges, net		(2,564,417)	(3,354,330)		(3,195,837)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		5,998,091	4,666,542		5,007,204	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(19,212)	(6,986)		(59,884)	[1]
Fee and commission income	[2]	3,269,747	2,841,302		2,531,221	[1]
Expenses for commissions		(1,297,186)	(1,009,573)		(889,481)	[1]
Total fees and commission income, net		1,972,561	1,831,729		1,641,740	[1]
Other operating income		433,887	250,598		608,025	[1]
Dividends and net income on equity investments		131,029	(49,316)		(53,141)	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		8,516,356	6,692,567		7,143,944	[1]
Operating expenses	[3]	(5,203,354)	(4,902,500)		(4,715,976)	[1]
Impairment, depreciation and amortization		(407,102)	(177,779)		(147,262)	[1]
Total operating expenses		(5,610,456)	(5,080,279)		(4,863,238)	[1]
Profit before tax		2,905,900	1,612,288		2,280,706	[1]
Banking Panama
Operating segments [Line Items]
Total interest and valuation		1,876,925	1,573,928		1,495,446	[1]
Interest income on loans and financial leases		1,654,600	1,449,441		1,374,398	[1]
Total Debt investments		172,610	101,599		93,154	[1]
Derivatives		1,625	(13,250)		438	[1]
Total liquidity operations		48,090	36,138		27,456	[1]
Interest expenses		(720,587)	(558,126)		(523,312)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		1,156,338	1,015,802		972,134	[1]
Total credit impairment charges, net		(408,132)	(269,164)		(46,468)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		748,206	746,638		925,666	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(36,107)	(30,634)		(26,837)	[1]
Fee and commission income	[2]	350,055	312,762		317,753	[1]
Expenses for commissions		(143,616)	(120,520)		(112,986)	[1]
Total fees and commission income, net		206,439	192,242		204,767	[1]
Other operating income		29,704	39,781		8,662	[1]
Dividends and net income on equity investments		5,562	4,240		7,038	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		953,804	952,267		1,119,296	[1]
Operating expenses	[3]	(573,042)	(554,890)		(569,219)	[1]
Impairment, depreciation and amortization		(105,232)	(55,127)		(55,197)	[1]
Total operating expenses		(678,274)	(610,017)		(624,416)	[1]
Profit before tax		275,530	342,250		494,880	[1]
Banking El Salvador
Operating segments [Line Items]
Total interest and valuation		1,094,422	931,405		882,806	[1]
Interest income on loans and financial leases		1,052,680	861,174		830,050	[1]
Total Debt investments		40,915	25,081		31,582	[1]
Derivatives		0	0		0	[1]
Total liquidity operations		827	45,150		21,174	[1]
Interest expenses		(295,433)	(252,351)		(256,994)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		798,989	679,054		625,812	[1]
Total credit impairment charges, net		(83,110)	(94,301)		(110,018)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		715,879	584,753		515,794	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(2,154)	(2,029)		(963)	[1]
Fee and commission income	[2]	268,309	227,114		211,159	[1]
Expenses for commissions		(60,673)	(43,216)		(40,325)	[1]
Total fees and commission income, net		207,636	183,898		170,834	[1]
Other operating income		6,158	4,842
Other operating expense	[1]				(7,799)
Dividends and net income on equity investments		211	1,894		324	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		927,730	773,358		678,190	[1]
Operating expenses	[3]	(444,933)	(402,831)		(383,002)	[1]
Impairment, depreciation and amortization		(46,381)	(26,122)		(34,671)	[1]
Total operating expenses		(491,314)	(428,953)		(417,673)	[1]
Profit before tax		436,416	344,405		260,517	[1]
Banking Guatemala
Operating segments [Line Items]
Total interest and valuation		977,980	894,934		865,038	[1]
Interest income on loans and financial leases		905,016	821,276		767,986	[1]
Total Debt investments		73,152	72,896		100,193	[1]
Derivatives		0	0		0	[1]
Total liquidity operations		(188)	762		(3,141)	[1]
Interest expenses		(388,571)	(360,988)		(348,726)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		589,409	533,946		516,312	[1]
Total credit impairment charges, net		(333,699)	(136,289)		(125,877)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		255,710	397,657		390,435	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(36,255)	(7,574)		(972)	[1]
Fee and commission income	[2]	170,854	141,253		126,022	[1]
Expenses for commissions		(38,006)	(29,320)		(24,457)	[1]
Total fees and commission income, net		132,848	111,933		101,565	[1]
Other operating income		68,288	52,287		54,246	[1]
Dividends and net income on equity investments		668	580		608	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		421,259	554,883		545,882	[1]
Operating expenses	[3]	(358,923)	(373,279)		(343,646)	[1]
Impairment, depreciation and amortization		(120,130)	(84,996)		(101,392)	[1]
Total operating expenses		(479,053)	(458,275)		(445,038)	[1]
Profit before tax		(57,794)	96,608		100,844	[1]
Trust
Operating segments [Line Items]
Total interest and valuation		152	404		794	[1]
Interest income on loans and financial leases		132	0		0	[1]
Total Debt investments		20	105		193	[1]
Derivatives		0	0		0	[1]
Total liquidity operations		0	299		601	[1]
Interest expenses		(138)	(39)		(102)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		14	365		692	[1]
Total credit impairment charges, net		(716)	(826)		(549)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(702)	(461)		143	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(25,529)	(32,509)		(33,024)	[1]
Fee and commission income	[2]	349,438	313,908		285,648	[1]
Expenses for commissions		(2,942)	(2,380)		(1,982)	[1]
Total fees and commission income, net		346,496	311,528		283,666	[1]
Other operating income		13,341	19,826		13,560	[1]
Dividends and net income on equity investments		43,498	18,572		18,249	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		377,104	316,956		282,594	[1]
Operating expenses	[3]	(121,259)	(111,614)		(113,482)	[1]
Impairment, depreciation and amortization		(1,031)	(588)		(540)	[1]
Total operating expenses		(122,290)	(112,202)		(114,022)	[1]
Profit before tax		254,814	204,754		168,572	[1]
Investment banking
Operating segments [Line Items]
Total interest and valuation		8	22		94	[1]
Interest income on loans and financial leases		0	0		0	[1]
Total Debt investments		8	22		94	[1]
Derivatives		0	0		0	[1]
Total liquidity operations		0	0		0	[1]
Interest expenses		(4)	0		0	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		4	22		94	[1]
Total credit impairment charges, net		(251)	(135)		466	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(247)	(113)		560	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		31,585	20,187		16,209	[1]
Fee and commission income	[2]	30,829	20,271		28,747	[1]
Expenses for commissions		(154)	(46)		(52)	[1]
Total fees and commission income, net		30,675	20,225		28,695	[1]
Other operating income		5,830	965		1,886	[1]
Dividends and net income on equity investments		24,810	(67,990)		(70,114)	[1]
Recovery (Impairment) charges on cash-generating unit			173,339	[4]	(173,339)	[1],[5]
Total operating income, net		92,653	146,613		(196,103)	[1]
Operating expenses	[3]	(32,558)	(24,110)		(34,100)	[1]
Impairment, depreciation and amortization		(187)	(131)		(133)	[1]
Total operating expenses		(32,745)	(24,241)		(34,233)	[1]
Profit before tax		59,908	122,372		(230,336)	[1]
Brokerage
Operating segments [Line Items]
Total interest and valuation		5,018	24,273		8,916	[1]
Interest income on loans and financial leases		96	0		0	[1]
Total Debt investments		14,757	14,728		15,147	[1]
Derivatives		(10,416)	7,694		(7,661)	[1]
Total liquidity operations		581	1,851		1,430	[1]
Interest expenses		(26)	(15)		(72)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		4,992	24,258		8,844	[1]
Total credit impairment charges, net		(4,363)	155		(147)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		629	24,413		8,697	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		62,628	55,843		53,075	[1]
Fee and commission income	[2]	113,364	113,970		97,185	[1]
Expenses for commissions		(3,229)	(2,734)		(482)	[1]
Total fees and commission income, net		110,135	111,236		96,703	[1]
Other operating expense		(9,392)	(10,468)		(11,647)	[1]
Dividends and net income on equity investments		16,514	(12,416)		12,278	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		180,514	168,608		159,106	[1]
Operating expenses	[3]	(112,204)	(98,687)		(101,255)	[1]
Impairment, depreciation and amortization		(1,738)	(1,402)		(1,398)	[1]
Total operating expenses		(113,942)	(100,089)		(102,653)	[1]
Profit before tax		66,572	68,519		56,453	[1]
Off shore
Operating segments [Line Items]
Total interest and valuation		614,073	547,878		444,649	[1]
Interest income on loans and financial leases		411,504	434,754		412,418	[1]
Total Debt investments		24,682	20,559		16,329	[1]
Derivatives		169,483	86,779		6,085	[1]
Total liquidity operations		8,404	5,786		9,817	[1]
Interest expenses		(304,519)	(247,666)		(226,304)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		309,554	300,212		218,345	[1]
Total credit impairment charges, net		19,169	19,039		6,541	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		328,723	319,251		224,886	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		167,419	98,987		101,327	[1]
Fee and commission income	[2]	25,800	20,840		19,390	[1]
Expenses for commissions		(3,922)	(3,408)		(2,874)	[1]
Total fees and commission income, net		21,878	17,432		16,516	[1]
Other operating income		7,067	15,668		6,428	[1]
Dividends and net income on equity investments		27	(270,523)		(239,328)	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		525,114	180,815		109,829	[1]
Operating expenses	[3]	(61,087)	(53,313)		(56,593)	[1]
Impairment, depreciation and amortization		(2,746)	(2,072)		(967)	[1]
Total operating expenses		(63,833)	(55,385)		(57,560)	[1]
Profit before tax		461,281	125,430		52,269	[1]
All other segment
Operating segments [Line Items]
Total interest and valuation		12,160	14,737		10,201	[1]
Interest income on loans and financial leases		11,804	9,049		13,000	[1]
Total Debt investments		9	32		735	[1]
Derivatives		0	0		(289)	[1]
Total liquidity operations		347	5,656		(3,245)	[1]
Interest expenses		(62,283)	(56,259)		(85,928)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		(50,123)	(41,522)		(75,727)	[1]
Total credit impairment charges, net		(6,943)	(7,221)		1,696	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(57,066)	(48,743)		(74,031)	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		(142,375)	(95,285)		(48,931)	[1]
Fee and commission income	[2]	588	2,988		3,989	[1]
Expenses for commissions		(3,511)	(1,859)		(2,476)	[1]
Total fees and commission income, net		(2,923)	1,129		1,513	[1]
Other operating income		986,126	912,738		885,182	[1]
Dividends and net income on equity investments		269,736	(34,485)		(61,156)	[1]
Recovery (Impairment) charges on cash-generating unit			(4,583)		0	[1]
Total operating income, net		1,053,498	730,771		702,577	[1]
Operating expenses	[3]	(522,103)	(467,770)		(430,212)	[1]
Impairment, depreciation and amortization		(138,738)	(144,722)		(137,377)	[1]
Total operating expenses		(660,841)	(612,492)		(567,589)	[1]
Profit before tax		392,657	118,279		134,988	[1]
Total before elimination
Operating segments [Line Items]
Total interest and valuation		17,551,479	16,203,225		16,702,961	[1]
Interest income on loans and financial leases		16,628,053	15,566,372		15,984,727	[1]
Total Debt investments		1,042,185	601,376		859,731	[1]
Derivatives		(11,707)	64,200		(55,583)	[1]
Total liquidity operations		(107,052)	(28,723)		(85,914)	[1]
Interest expenses		(6,179,794)	(5,670,216)		(6,233,414)	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		11,371,685	10,533,009		10,469,547	[1]
Total credit impairment charges, net		(3,382,462)	(3,843,072)		(3,470,193)	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		7,989,223	6,689,937		6,999,354	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		0	0		0	[1]
Fee and commission income	[2]	4,578,984	3,994,408		3,621,114	[1]
Expenses for commissions		(1,553,239)	(1,213,056)		(1,075,115)	[1]
Total fees and commission income, net		3,025,745	2,781,352		2,545,999	[1]
Other operating income		1,541,009	1,286,237		1,558,543	[1]
Dividends and net income on equity investments		492,055	(409,444)		(385,242)	[1]
Recovery (Impairment) charges on cash-generating unit			168,756		(173,339)	[1]
Total operating income, net		13,048,032	10,516,838		10,545,315	[1]
Operating expenses	[3]	(7,429,463)	(6,988,994)		(6,747,485)	[1]
Impairment, depreciation and amortization		(823,285)	(492,939)		(478,937)	[1]
Total operating expenses		(8,252,748)	(7,481,933)		(7,226,422)	[1]
Profit before tax		4,795,284	3,034,905		3,318,893	[1]
Adjustments for consolidation
Operating segments [Line Items]
Total interest and valuation		(170,795)	(86,725)		(6,568)	[1]
Interest income on loans and financial leases		267	52		(426)	[1]
Total Debt investments		0	(2)		0	[1]
Derivatives		(171,062)	(86,775)		(6,084)	[1]
Total liquidity operations		0	0		(58)	[1]
Interest expenses		0	0		428	[1]
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		(170,795)	(86,725)		(6,140)	[1]
Total credit impairment charges, net		(28,659)	0		8,576	[1]
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		(199,454)	(86,725)		2,436	[1]
Revenues (Expenses) from transactions with other operating segments of the Bank		0	0		0	[1]
Fee and commission income	[2]	(12)	(149)		0	[1]
Expenses for commissions		0	0		0	[1]
Total fees and commission income, net		(12)	(149)		0	[1]
Other operating income			34,670
Other operating expense		(5,762)			(4,806)	[1]
Dividends and net income on equity investments		(111,456)	703,474		675,884	[1]
Recovery (Impairment) charges on cash-generating unit			0		0	[1]
Total operating income, net		(316,684)	581,930		673,514	[1]
Operating expenses	[3]	236	(2)		538	[1]
Impairment, depreciation and amortization		(1,305)	(963)		(174)	[1]
Total operating expenses		(1,069)	(965)		364	[1]
Profit before tax		$ (317,753)	$ 580,965		$ 673,878	[1]

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	For the year ended December 31, 2019BankingBankingBanking ElBankingInvestmentAll otherTotal beforeAdjustments forTotal after Colombia Panama Salvador Guatemala Trust banking Brokerage Off shore segments eliminations consolidation eliminationsIn millions of COPTotal interest and valuation 12,970,741 1,876,925 1,094,422 977,980 152 8 5,018 614,073 12,160 17,551,479 (170,795) 17,380,684Interest income on loans and financial leases 12,592,221 1,654,600 1,052,680 905,016 132 — 96 411,504 11,804 16,628,053 267 16,628,320Total debt investments 716,032 172,610 40,915 73,152 20 8 14,757 24,682 9 1,042,185 — 1,042,185Derivatives (172,399)1,625 — — — — (10,416)169,483 — (11,707) (171,062) (182,769)Total liquidity operations (165,113)48,090827 (188) — —5818,404347 (107,052) — (107,052)Interest expenses (4,408,233) (720,587) (295,433) (388,571) (138) (4) (26) (304,519) (62,283) (6,179,794) — (6,179,794)Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments 8,562,508 1,156,338 798,989 589,409 14 4 4,992 309,554 (50,123) 11,371,685 (170,795) 11,200,890Total credit impairment charges, net (2,564,417) (408,132) (83,110) (333,699) (716) (251) (4,363) 19,169 (6,943) (3,382,462) (28,659) (3,411,121)Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments 5,998,091 748,206 715,879 255,710 (702) (247) 629 328,723 (57,066) 7,989,223 (199,454) 7,789,769Revenues (Expenses) from transactions with other operating segments of the Bank (19,212) (36,107) (2,154) (36,255) (25,529) 31,585 62,628 167,419 (142,375) — — —Fees and commission income (1) 3,269,747 350,055 268,309 170,854 349,438 30,829 113,364 25,800 588 4,578,984 (12) 4,578,972Fees and commission expenses (1,297,186) (143,616) (60,673) (38,006) (2,942) (154) (3,229) (3,922) (3,511) (1,553,239) — (1,553,239)Total fees and commission income, net 1,972,561 206,439 207,636 132,848 346,496 30,675 110,135 21,878 (2,923) 3,025,745 (12) 3,025,733Other operating income 433,887 29,704 6,158 68,288 13,341 5,830 (9,392) 7,067 986,126 1,541,009 (5,762) 1,535,247Dividends and net income on equity investments 131,029 5,562 211 668 43,498 24,810 16,514 27 269,736 492,055 (111,456) 380,599Total operating income, net 8,516,356 953,804 927,730 421,259 377,104 92,653 180,514 525,114 1,053,498 13,048,032 (316,684) 12,731,348Operating expenses (2) (5,203,354) (573,042) (444,933) (358,923) (121,259) (32,558) (112,204) (61,087) (522,103) (7,429,463) 236 (7,429,227)Impairment, depreciation and amortization (407,102) (105,232) (46,381) (120,130) (1,031) (187) (1,738) (2,746) (138,738) (823,285) (1,305) (824,590)Total operating expenses (5,610,456) (678,274) (491,314) (479,053) (122,290) (32,745) (113,942) (63,833) (660,841) (8,252,748) (1,069) (8,253,817)Profit before tax 2,905,900 275,530 436,416 (57,794) 254,814 59,908 66,572 461,281 392,657 4,795,284 (317,753) 4,477,531For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
[3]	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.
[4]	Includes imparment recovery in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 8 Investments in associates and joint ventures.
[5]	Includes imparment recognition in joint venture Compañía de Financiamiento Tuya S.A. For more information see Note 8 Investments in associates and joint ventures.